--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                     DFA One-Year Fixed Income Portfolio II

                                 Annual Report

                          Year Ended November 30, 1998

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statements of Changes in Net Assets.................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Accountants...................................       8

THE DFA INVESTMENT TRUST COMPANY -- THE DFA ONE-YEAR FIXED INCOME SERIES
    Performance Chart...................................................       9
    Statement of Net Assets.............................................   10-11
    Statement of Operations.............................................      12
    Statements of Changes in Net Assets.................................      13
    Financial Highlights................................................      14
    Notes to Financial Statements.......................................   15-16
    Report of Independent Accountants...................................      17

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA One-Year Fixed Income Portfolio II vs.
Three-Month U.S. Treasury Bill Index
March 1995-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              DFA One-Year
                                   Three-Month U.S. Treasury Bill
date       Fixed Income Series                              Index    One-Month CD's
                       $10,000                            $10,000           $10,000
Mar-93                 $10,048                            $10,025           $10,024
Apr-93                 $10,097                            $10,050           $10,046
May-93                 $10,104                            $10,072           $10,066
Jun-93                 $10,149                            $10,102           $10,088
Jul-93                 $10,180                            $10,129           $10,110
Aug-93                 $10,229                            $10,157           $10,134
Sep-93                 $10,268                            $10,184           $10,155
Oct-93                 $10,290                            $10,208           $10,175
Nov-93                 $10,308                            $10,233           $10,199
Dec-93                 $10,343                            $10,264           $10,221
Jan-94                 $10,395                            $10,294           $10,244
Feb-94                 $10,376                            $10,313           $10,264
Mar-94                 $10,373                            $10,343           $10,289
Apr-94                 $10,368                            $10,369           $10,313
May-94                 $10,390                            $10,400           $10,344
Jun-94                 $10,425                            $10,443           $10,376
Jul-94                 $10,486                            $10,481           $10,409
Aug-94                 $10,527                            $10,517           $10,444
Sep-94                 $10,545                            $10,556           $10,479
Oct-94                 $10,580                            $10,602           $10,517
Nov-94                 $10,575                            $10,644           $10,555
Dec-94                 $10,607                            $10,697           $10,598
Jan-95                 $10,708                            $10,751           $10,646
Feb-95                 $10,810                            $10,802           $10,690
Mar-95                 $10,877                            $10,857           $10,739
Apr-95                 $10,949                            $10,908           $10,783
May-95                 $11,066                            $10,965           $10,835
Jun-95                 $11,129                            $11,021           $10,882
Jul-95                 $11,188                            $11,074           $10,931
Aug-95                 $11,245                            $11,129           $10,979
Sep-95                 $11,296                            $11,178           $11,024
Oct-95                 $11,356                            $11,231           $11,075
Nov-95                 $11,410                            $11,281           $11,123
Dec-95                 $11,465                            $11,343           $11,168
Jan-96                 $11,518                            $11,396           $11,220
Feb-96                 $11,564                            $11,441           $11,264
Mar-96                 $11,616                            $11,483           $11,306
Apr-96                 $11,656                            $11,533           $11,353
May-96                 $11,696                            $11,584           $11,397
Jun-96                 $11,759                            $11,631           $11,438
Jul-96                 $11,814                            $11,683           $11,488
Aug-96                 $11,872                            $11,736           $11,534
Sep-96                 $11,943                            $11,791           $11,580
Oct-96                 $12,031                            $11,842           $11,628
Nov-96                 $12,103                            $11,893           $11,672
Dec-96                 $12,142                            $11,945           $11,721
Jan-97                 $12,202                            $12,000           $11,770
Feb-97                 $12,254                            $12,047           $11,815
Mar-97                 $12,274                            $12,097           $11,866
Apr-97                 $12,357                            $12,155           $11,918
May-97                 $12,417                            $12,217           $11,971
Jun-97                 $12,492                            $12,263           $12,024
Jul-97                 $12,578                            $12,318           $12,078
Aug-97                 $12,616                            $12,371           $12,129
Sep-97                 $12,691                            $12,428           $12,185
Oct-97                 $12,766                            $12,481           $12,240
Nov-97                 $12,806                            $12,530           $12,290
Dec-97                 $12,876                            $12,584           $12,349
Jan-98                 $12,953                            $12,643           $12,403
Feb-98                 $13,007                            $12,688           $12,453
Mar-98                 $13,075                            $12,748           $12,510
Apr-98                 $13,125                            $12,805           $12,565
May-98                 $13,199                            $12,859           $12,618
Jun-98                 $13,250                            $12,913           $12,676
Jul-98                 $13,327                            $12,970           $12,733
Aug-98                 $13,388                            $13,030           $12,790
Sep-98                 $13,451                            $13,096           $12,845
Oct-98                 $13,501                            $13,147           $12,899
Nov-98                 $13,562                            $13,191           $12,952

Annualized
Total Return        One        From
(%)                Year     March 1995
---------------------------------------
                   5.23        4.97

- The portfolio maximizes expected returns by investing in the DFA One-Year Fixed Income Series of the DFA Investment Trust Company which uses a strategy of shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Issues which meet maturity and quality level are further evaluated for business risk. Maturities are shifted if sufficient premiums can be documented.

- This portfolio's returns in fiscal 1998 reflected the performance of its strategy.

- The Three-Month U.S. Treasury Bill Index is a more widely recognized index than One-Month CD's, and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company
  (1,311,506 Shares, Cost $13,086)++ at Value............................................  $    13,141
Receivable for Investment Securities Sold................................................           52
Receivable for Fund Shares Sold..........................................................           39
Prepaid Expenses and Other Assets........................................................           16
                                                                                           -----------
    Total Assets.........................................................................       13,248
                                                                                           -----------

LIABILITIES:
Payable for Fund Shares Redeemed.........................................................           91
Accrued Expenses.........................................................................           18
                                                                                           -----------
    Total Liabilities....................................................................          109
                                                                                           -----------

NET ASSETS...............................................................................  $    13,139
                                                                                           -----------
                                                                                           -----------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)...............................................................    1,293,810
                                                                                           -----------
                                                                                           -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................  $     10.16
                                                                                           -----------
                                                                                           -----------

NET ASSETS CONSIST OF:
Paid-In Capital..........................................................................  $    13,095
Accumulated Net Realized Loss............................................................          (11)
Unrealized Appreciation of Investment Securities.........................................           55
                                                                                           -----------

Total Net Assets.........................................................................  $    13,139
                                                                                           -----------
                                                                                           -----------

--------------

++ Approximates cost for Federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment Trust Company....................  $     588
                                                                                             ---------

EXPENSES
    Administrative Services................................................................         11
    Accounting & Transfer Agent Fees.......................................................         14
    Shareholder Services...................................................................         27
    Legal Fees.............................................................................         --
    Audit Fees.............................................................................         --
    Filing Fees............................................................................         22
    Shareholders' Reports..................................................................         13
    Directors' Fees and Expenses...........................................................         --
    Organization Costs.....................................................................          8
    Other..................................................................................          1
                                                                                             ---------
        Total Expenses.....................................................................         96
    Less: Fees Waived and Expenses Assumed.................................................        (26)
                                                                                             ---------
        Net Expenses.......................................................................         70
                                                                                             ---------
    NET INVESTMENT INCOME..................................................................        518
                                                                                             ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Loss on Investment Securities.................................................         (3)

Change in Unrealized Appreciation of Investment Securities.................................         16
                                                                                             ---------

    NET GAIN ON INVESTMENT SECURITIES......................................................         13
                                                                                             ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................................  $     531
                                                                                             ---------
                                                                                             ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                   YEAR        YEAR
                                                                                                  ENDED        ENDED
                                                                                                 NOV. 30,    NOV. 30,
                                                                                                   1998        1997
                                                                                               ------------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income....................................................................   $      518   $     378
    Net Realized Loss on Investment Securities...............................................           (3)         (6)
    Change in Unrealized Appreciation of Investment Securities...............................           16           8
                                                                                               ------------  ---------
        Net Increase in Net Assets Resulting from Operations.................................          531         380
                                                                                               ------------  ---------

Distributions From:
    Net Investment Income....................................................................         (524)       (384)
                                                                                               ------------  ---------
Capital Share Transactions (1):
    Shares Issued............................................................................       11,863       8,606
    Shares Issued in Lieu of Cash Distributions..............................................          524         384
    Shares Redeemed..........................................................................       (8,597)     (4,376)
                                                                                               ------------  ---------
        Net Increase From Capital Share Transactions.........................................        3,790       4,614
                                                                                               ------------  ---------
        Total Increase.......................................................................        3,797       4,610
NET ASSETS
    Beginning of Period......................................................................        9,342       4,732
                                                                                               ------------  ---------
    End of Period............................................................................   $   13,139   $   9,342
                                                                                               ------------  ---------
                                                                                               ------------  ---------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued............................................................................        1,169         849
    Shares Issued in Lieu of Cash Distributions..............................................           52          38
    Shares Redeemed..........................................................................         (847)       (432)
                                                                                               ------------  ---------
                                                                                                       374         455
                                                                                               ------------  ---------
                                                                                               ------------  ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                YEAR             YEAR             YEAR            FEB. 9
                                                               ENDED            ENDED            ENDED              TO
                                                              NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                                1998             1997             1996             1995
                                                             ----------       ----------       ----------       ----------

Net Asset Value, Beginning of Period...................      $    10.16       $    10.18       $    10.16       $    10.00
                                                             ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................................            0.51             0.53             0.46             0.24
  Net Gains (Losses) on Securities (Realized and
    Unrealized)........................................              --            (0.01)            0.02             0.16
                                                             ----------       ----------       ----------       ----------
  Total from Investment Operations.....................            0.51             0.52             0.48             0.40
                                                             ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income................................           (0.51)           (0.54)          ( 0.46)           (0.24)
                                                             ----------       ----------       ----------       ----------
Net Asset Value, End of Period.........................      $    10.16       $    10.16       $    10.18       $    10.16
                                                             ----------       ----------       ----------       ----------
                                                             ----------       ----------       ----------       ----------
Total Return...........................................            5.26%            5.23%            4.86%            4.09%#

Net Assets, End of Period (thousands)..................      $   13,139       $    9,342       $    4,732       $      569
Ratio of Expenses to Average Net Assets (1)............            0.75%(a)         0.75%(a)         0.75%(a)         2.50%*(a)
Ratio of Net Investment Income to Average Net Assets...            4.88%(a)         5.10%(a)         4.66%(a)         2.80%*(a)
Portfolio Turnover Rate................................             N/A              N/A              N/A              N/A
Portfolio Turnover Rate of Master Fund Series..........           23.62%           82.84%           95.84%           81.31%(b)

--------------

(Adjusted to reflect a 900% stock dividend as of January 2, 1996.)

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1998 through November 30, 1995 would have been 0.99%, 1.14%, 2.80% and 17.81%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1998 through November 30, 1995 would have been 4.64%, 4.71%, 2.61% and (12.60)% , respectively.

(b) Master Fund Series turnover calculated for the year ended November 30, 1995.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which DFA One-Year Fixed Income Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA One-Year Fixed Income Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1998, The Portfolio owned 1% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1998, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective December 1, 1995, the Advisor has agreed to waive its fees and assume the expenses of the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Prior to that date the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 2.50% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 1998, approximately $26,000 of previously waived fees are subject to future reimbursement to the Advisor over various periods not exceeding November 30, 1999.

    In addition, pursuant to an agreement with a Shareholder Service Agent, the Portfolio pays to such agent a fee at the effective annual rate of 0.25% of its average daily net assets.

D. INVESTMENTS:

    At November 30, 1998, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $      55
Gross Unrealized Depreciation...............................         --
                                                                    ---
Net.........................................................  $      55
                                                                    ---
                                                                    ---

    At November 30, 1998, the Portfolio had a capital loss carryover for federal income tax purposes of approximately $6,930 of which $1,451, $4,864 and $615 expire on November 30, 2004, 2005 and 2006, respectively.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1998.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statement of assets and liabilities of Dimensional Investment Group Inc., The DFA One-Year Fixed Income Portfolio II, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Investment Group Inc., The DFA One-Year Fixed Income Portfolio II at November 30, 1998, the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA One-Year Fixed Income Series vs.
Three-Month U.S. Treasury Bill Index
March 1993-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               DFA One-Year Fixed Income        Three-Month U.S. Treasury Bill
  date                Portfolio II                           Index                 One-Month CD's

                                      $10,000                            $10,000           $10,000
Mar-95                                $10,058                            $10,051           $10,046
Apr-95                                $10,104                            $10,098           $10,087
May-95                                $10,181                            $10,151           $10,136
Jun-95                                $10,212                            $10,203           $10,180
Jul-95                                $10,239                            $10,251           $10,226
Aug-95                                $10,260                            $10,303           $10,271
Sep-95                                $10,279                            $10,348           $10,313
Oct-95                                $10,310                            $10,397           $10,361
Nov-95                                $10,341                            $10,444           $10,405
Dec-95                                $10,365                            $10,501           $10,448
Jan-96                                $10,394                            $10,549           $10,496
Feb-96                                $10,404                            $10,591           $10,537
Mar-96                                $10,431                            $10,631           $10,577
Apr-96                                $10,449                            $10,676           $10,620
May-96                                $10,507                            $10,723           $10,662
Jun-96                                $10,560                            $10,767           $10,700
Jul-96                                $10,604                            $10,816           $10,747
Aug-96                                $10,651                            $10,864           $10,790
Sep-96                                $10,710                            $10,915           $10,833
Oct-96                                $10,781                            $10,962           $10,878
Nov-96                                $10,842                            $11,010           $10,919
Dec-96                                $10,874                            $11,058           $10,965
Jan-97                                $10,918                            $11,109           $11,011
Feb-97                                $10,957                            $11,152           $11,053
Mar-97                                $10,971                            $11,199           $11,100
Apr-97                                $11,038                            $11,253           $11,149
May-97                                $11,088                            $11,310           $11,198
Jun-97                                $11,148                            $11,352           $11,249
Jul-97                                $11,218                            $11,403           $11,299
Aug-97                                $11,246                            $11,452           $11,347
Sep-97                                $11,307                            $11,505           $11,399
Oct-97                                $11,368                            $11,554           $11,450
Nov-97                                $11,397                            $11,599           $11,497
Dec-97                                $11,449                            $11,649           $11,552
Jan-98                                $11,516                            $11,704           $11,603
Feb-98                                $11,561                            $11,746           $11,649
Mar-98                                $11,615                            $11,801           $11,703
Apr-98                                $11,643                            $11,854           $11,755
May-98                                $11,702                            $11,904           $11,804
Jun-98                                $11,752                            $11,954           $11,858
Jul-98                                $11,813                            $12,007           $11,912
Aug-98                                $11,860                            $12,062           $11,965
Sep-98                                $11,909                            $12,124           $12,017
Oct-98                                $11,935                            $12,171           $12,067
Nov-98                                $11,993                            $12,211           $12,117

Annualized
Total Return        One       Five        From
(%)                Year       Years    March 1993
--------------------------------------------------
                   5.90       5.64        5.44

- The series maximizes expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Issues which meet maturity and quality levels are further evaluated for business risk. Maturities are shifted if sufficient premiums can be documented. Investments are made in high quality obligations, including BA's, CD's, corporate debt obligations and commercial paper of U.S. as well as non-U.S. issuers (Yankees). Average maturity is maintained under one year with no individual issue longer than two years.

- This series' returns in fiscal 1998 reflected the performance of its strategy.

- The Three-Month U.S. Treasury Bill Index is a more widely recognized index than One-Month CD's, and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1998

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
COMMERCIAL PAPER -- (86.8%)
BP America C.P.
    5.100%, 12/11/98...................................  $    26,000   $ 25,964,393
Barton Capital Corp. C.P.
    5.220%, 12/11/98...................................        5,427      5,419,568
    5.550%, 01/11/99...................................        3,000      2,982,131
    5.420%, 01/13/99...................................        4,000      3,975,012
    5.370%, 01/14/99...................................        3,300      3,278,905
    5.400%, 02/09/99...................................       10,400     10,297,068
Bayer Corp. C.P.
    5.070%, 01/20/99...................................       16,600     16,479,419
Bayerische Vereinsbank AG C.P.
    5.260%, 01/06/99...................................       17,500     17,408,475
BellSouth Capital Funding C.P.
    5.120%, 01/20/99...................................       24,500     24,323,735
Beta Finance, Inc. C.P.
    5.350%, 01/12/99...................................        2,000      1,987,797
CC (USA), Inc. C.P.
    5.350%, 02/16/99...................................       17,000     16,814,921
    5.200%, 02/22/99...................................        9,000      8,894,382
Caisse Centrale des Jardins du Quebec C.P.
    5.250%, 01/26/99...................................        3,500      3,471,798
Caisse Depot C.P.
    5.130%, 12/03/98...................................       12,000     11,996,713
Caisse des Depots et Consignations C.P.
    5.140%, 01/22/99...................................       15,500     15,384,024
Canadian Wheat Board C.P.
    5.150%, 01/08/99...................................       30,000     29,834,382
Ciesco L.P. C.P.
    5.150%, 12/11/98...................................       21,600     21,570,419
    5.250%, 01/14/99...................................        5,000      4,968,038
Coca-Cola Co. C.P.
    4.870%, 12/03/98...................................        2,100      2,099,425
    5.070%, 01/12/99...................................       17,000     16,896,271
    5.030%, 01/15/99...................................        7,000      6,954,237
Commerzbank U.S. Finance, Inc. C.P.
    4.990%, 12/22/98...................................       20,000     19,993,246
    5.240%, 01/04/99...................................        6,000      5,970,363
Corporate Asset Funding Corp. C.P.
    5.150%, 12/07/98...................................        3,000      2,997,535
    5.370%, 01/07/99...................................       23,000     22,876,368
Eksportfinans C.P.
    5.120%, 12/01/98...................................        2,000      2,000,000
Electricite de France C.P.
    5.050%, 01/27/99...................................       16,000     15,868,773
    4.950%, 02/22/99...................................       10,000      9,882,647
Enterprise Funding Corp. C.P.
    5.000%, 12/04/98...................................       11,000     10,995,453
    5.050%, 12/10/98...................................       10,276     10,263,258
    5.250%, 12/11/98...................................        5,014      5,007,092
Equipment Intermediate C.P.
    5.350%, 12/07/98...................................       26,000     25,978,636
Gannett Co. C.P.
    5.030%, 01/15/99...................................       26,000     25,829,050

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

General Electric Capital Corp. C.P.
    5.180%, 12/04/98...................................  $       500   $    499,795
    5.290%, 01/19/99...................................        9,500      9,433,019
    5.300%, 01/22/99...................................       11,500     11,413,954
    5.120%, 01/28/99...................................        4,500      4,462,445
Govco, Inc. C.P.
    5.300%, 01/12/99...................................       15,000     14,907,600
    5.380%, 01/15/99...................................       11,000     10,927,400
Halifax Building Society C.P.
    5.110%, 01/19/99...................................        3,000      2,978,848
    5.120%, 01/19/99...................................       11,000     10,922,443
KFW International Financial Corp. C.P.
    5.100%, 12/03/98...................................       24,000     23,993,426
Koch Industries, Inc. C.P.
    5.250%, 12/01/98...................................       16,500     16,500,000
Louis Dreyfus Corp. C.P.
    5.200%, 12/01/98...................................        9,150      9,150,000
    4.930%, 12/14/98...................................        5,000      4,991,080
    5.000%, 12/14/98...................................        2,000      1,996,432
    5.000%, 12/18/98...................................        5,000      4,988,312
Metlife Funding, Inc. C.P.
    5.140%, 12/02/98...................................        4,500      4,499,383
National Rural Utilities C.P.
    5.050%, 02/18/99...................................        1,000        988,720
Nestle Capital C.P.
    5.100%, 12/01/98...................................       22,000     22,000,000
Oesterreich Kontrollbank C.P.
    5.250%, 12/14/98...................................        5,725      5,714,808
    5.000%, 02/22/99...................................       17,000     16,800,500
Paccar Financial Corp. C.P.
    4.900%, 12/04/98...................................        5,000      4,997,946
    5.150%, 12/07/98...................................        6,000      5,995,070
    5.050%, 01/21/99...................................        8,000      7,941,293
Sheffield Receivables Corp. C.P.
    5.500%, 01/27/99...................................       13,000     12,893,378
    5.340%, 01/27/99...................................        8,000      7,934,386
    5.300%, 02/12/99...................................        5,000      4,948,393
Shell Financial U.K. C.P.
    5.160%, 02/17/99...................................       26,000     25,713,262
Sigma Finance Corp. C.P.
    5.500%, 01/11/99...................................        5,000      4,970,218
    5.300%, 02/16/99...................................        8,000      7,912,904
Smithklein Beecham Corp.
    4.880%, 12/02/98...................................          700        699,904
St. Michael Finance, Ltd. C.P.
    5.250%, 12/08/98...................................        1,000        999,036
    5.280%, 01/14/99...................................       11,427     11,353,537
    5.100%, 01/15/99...................................        4,000      3,973,700
Swedish Export Credit Corp. C.P.
    5.230%, 01/08/99...................................       22,300     22,176,891
Teco Finance, Inc. C.P.
    4.900%, 12/18/98...................................        7,500      7,482,327
    5.220%, 01/04/99...................................        6,000      5,970,080
    5.250%, 01/19/99...................................        1,500      1,489,322
    5.200%, 01/28/99...................................        2,700      2,677,249
Triple-A One Plus Funding Corp. C.P.
    5.050%, 12/02/98...................................        3,000      2,999,589

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
USAA Capital Corp. C.P.
    5.120%, 12/17/98...................................  $    10,500   $ 10,476,946
    5.100%, 01/08/99...................................        9,500      9,447,554
    5.100%, 01/14/99...................................        6,000      5,961,646
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $754,772,714)..................................                 754,846,330
                                                                       ------------
VARIABLE RATE
  OBLIGATIONS -- (10.0%)
American Express Centurion Bank
    ***5.310% 12/07/98.................................       14,000     14,000,000
    ***5.312% 12/07/98.................................        9,000      9,000,000
Bayerische Landesbank
    ***5.144% 12/10/98.................................       10,000      9,995,824
Chase Manhattan Corp.
    ***5.500%, 02/24/99................................       26,000     26,000,000
First USA Bank
    ***5.550%, 01/21/99................................        9,000      9,023,400
Key Bank N.A.
    ***5.469%, 02/02/99................................       15,000     14,995,539
NationsBank Corporation
    ***5.567%, 02/09/99................................        4,000      4,010,000
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $87,043,478)...................................                  87,024,763
                                                                       ------------
BONDS -- (2.1%)
Ford Motor Credit Co. Corporate Bonds
    7.250%, 05/15/99...................................        5,800      5,854,642
Illinois Tool Works, Inc. Corporate Bonds
    7.500%, 12/01/98...................................        5,000      5,000,000
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

Sara Lee Corp. Medium Term Notes
    5.500%, 12/01/98...................................  $     1,250   $  1,250,000
St. Paul Companies, Inc. Medium Term Notes
    7.590%, 05/19/99...................................        6,000      6,064,708
                                                                       ------------
TOTAL BONDS
  (Cost $18,105,640)...................................                  18,169,350
                                                                       ------------
AGENCY OBLIGATIONS -- (1.0%)
Federal National Mortgage Association
    5.700%, 12/18/98
      (Cost $8,099,851)................................        8,100      8,102,218
                                                                       ------------
TEMPORARY CASH
  INVESTMENTS -- (0.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   6.25%, 08/31/02, valued at $1,254,313) to be
   repurchased at $1,230,169 (Cost $1,230,000).........        1,230      1,230,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $869,251,683)++................................                 869,372,661
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.00%)
 Interest Receivable...................................                     727,470
 Receivable for Fund Shares Sold.......................                      62,083
 Payable for Fund Shares Redeemed......................                     (52,050)
 Other Liabilities.....................................                    (117,136)
                                                                       ------------
                                                                            620,367
                                                                       ------------
NET ASSETS -- (100.0%)
  Applicable to 86,816,771 outstanding $0.01 Par Value
  (Unlimited Number of Shares Authorized)..............                $869,993,028
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SHARE............................................                $      10.02
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
  ++  Approximates cost for federal income tax purposes.
 ***  Rates shown are the rates as of November 30, 1998, and maturities shown are the next interest readjustment date.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Interest................................................................................  $  47,906
                                                                                              ---------

EXPENSES
    Investment Advisory Services............................................................        420
    Accounting & Transfer Agent Fees........................................................        213
    Custodian's Fee.........................................................................         80
    Legal Fees..............................................................................         10
    Audit Fees..............................................................................         15
    Shareholders' Reports...................................................................         15
    Trustees' Fees and Expenses.............................................................          3
    Other...................................................................................         15
                                                                                              ---------
        Total Expenses......................................................................        771
                                                                                              ---------
    Net Investment Income...................................................................     47,135
                                                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities..................................................      1,543

Change in Unrealized Depreciation of Investment Securities..................................       (855)
                                                                                              ---------

NET GAIN ON INVESTMENT SECURITIES...........................................................        688
                                                                                              ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................  $  47,823
                                                                                              ---------
                                                                                              ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                 YEAR         YEAR
                                                                                                 ENDED        ENDED
                                                                                               NOV. 30,     NOV. 30,
                                                                                                 1998         1997
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................................................  $    47,135  $    45,925
    Net Realized Gain on Investment Securities..............................................        1,543        1,165
    Change in Unrealized Depreciation of Investment Securities..............................         (855)      (2,454)
                                                                                              -----------  -----------
        Net Increase in Net Assets Resulting from Operations................................       47,823       44,636
                                                                                              -----------  -----------

Distributions From:
    Net Investment Income...................................................................      (47,176)     (46,321)
                                                                                              -----------  -----------
Capital Share Transactions (1):
    Shares Issued...........................................................................      296,278      282,650
    Shares Issued in Lieu of Cash Distributions.............................................       36,947       37,665
    Shares Redeemed.........................................................................     (246,115)    (395,687)
                                                                                              -----------  -----------
        Net Increase (Decrease) From Capital Share Transactions.............................       87,110      (75,372)
                                                                                              -----------  -----------
        Total Increase (Decrease)...........................................................       87,757      (77,057)
NET ASSETS
    Beginning of Period.....................................................................      782,236      859,293
                                                                                              -----------  -----------
    End of Period...........................................................................  $   869,993  $   782,236
                                                                                              -----------  -----------
                                                                                              -----------  -----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................................................       29,600       28,307
    Shares Issued in Lieu of Cash Distributions.............................................        3,702        3,778
    Shares Redeemed.........................................................................      (24,593)     (39,644)
                                                                                              -----------  -----------
                                                                                                    8,709        7,559
                                                                                              -----------  -----------
                                                                                              -----------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             YEAR         YEAR         YEAR         YEAR         YEAR
                                            ENDED        ENDED        ENDED        ENDED        ENDED
                                           NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                             1998         1997         1996         1995         1994
                                          ----------   ----------   ----------   ----------   ----------

Net Asset Value, Beginning of Period....  $   10.01    $    10.03   $    10.00   $     9.84   $    10.06
                                          ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................       0.56          0.59         0.56         0.60         0.44
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       0.02         (0.02)        0.03         0.16        (0.18)
                                          ----------   ----------   ----------   ----------   ----------
  Total from Investment Operations......       0.58          0.57         0.59         0.76         0.26
                                          ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.57)        (0.59)       (0.56)       (0.60)       (0.43)
  Net Realized Gains....................         --            --           --           --        (0.05)
                                          ----------   ----------   ----------   ----------   ----------
  Total Distributions...................      (0.57)        (0.59)       (0.56)       (0.60)       (0.48)
                                          ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period..........  $   10.02    $    10.01   $    10.03   $    10.00   $     9.84
                                          ----------   ----------   ----------   ----------   ----------
                                          ----------   ----------   ----------   ----------   ----------
Total Return............................       5.92%         5.83%        6.10%        7.91%        2.61%

Net Assets, End of Period (thousands)...  $ 869,993    $  782,236   $  859,293   $  705,554   $  592,286
Ratio of Expenses to Average Net
  Assets................................       0.09%         0.10%        0.09%        0.10%        0.10%
Ratio of Net Investment Income to
  Average Net Assets....................       5.61%         5.85%        5.62%        6.04%        4.41%
Portfolio Turnover Rate.................      23.62%        82.84%       95.84%       81.31%      140.82%

--------------

(Restated to reflect a 900% stock dividend as of January 2, 1996)

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen series, of which The DFA One-Year Fixed Income Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series are valued on the basis of prices provided by a pricing service as such prices are believed to reflect the fair market value of such securities.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1998.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1998, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.05 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1998, the Series made the following purchases and sales of investment securities (amounts in thousands):

                                                       U.S.         OTHER
                                                    GOVERNMENT   INVESTMENT
                                                    SECURITIES   SECURITIES
                                                   ------------  -----------

Purchases........................................       --        $  90,053
Sales............................................   $   51,957      459,221

E. INVESTMENT TRANSACTIONS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..............................  $     180
Gross Unrealized Depreciation..............................        (59)
                                                             ---------
Net........................................................  $     121
                                                             ---------
                                                             ---------

    At November 30, 1998, the Series had a capital loss carryover for federal income tax purposes of approximately $324,000 of which $23,000 and $301,000 expire on November 30, 2002 and 2004, respectively.

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the year ended November 30, 1998.

G. COMPONENTS OF NET ASSETS:

    At November 30, 1998, net assets consisted of (amounts in thousands):

Paid-In Capital........................................  $ 866,437
Undistributed Net Investment Income....................      3,767
Accumulated Net Realized Loss..........................       (332)
Unrealized Appreciation of Investment Securities.......        121
                                                         ---------
                                                         $ 869,993
                                                         ---------
                                                         ---------

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, of The DFA Investment Trust Company, DFA One-Year Fixed Income Series, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The DFA One-Year Fixed Income Series at November 30, 1998, the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999